SUBSEQUENT EVENTS (Details) - Subsequent event - USD ($)	1 Months Ended
	Oct. 31, 2024	Nov. 14, 2024	Nov. 13, 2024
SUBSEQUENT EVENTS
Financing debentures.	$ 82,000
Bridge Financing Debentures
SUBSEQUENT EVENTS
Promissory note face value		$ 4,250,000	$ 4,000,000